Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value		$ 229	$ 448
Total liabilities, at fair value		176	671	$ 30,342
Restricted cash held in a money market account			218	218
Forward Purchase Agreement Derivative Asset			230
Public Warrants			575
Private Placement Warrants			96
Total warrant liabilities, at fair value			671
Contingently convertible notes payable, including accrued interest	[1]			1,152
SAFEs				29,190
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value		151	575
Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value		25
Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value			96
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value		218	218
Forward Purchase Agreement Derivative Asset [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value		11	230
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value		218	218
Total liabilities, at fair value		151	575
Restricted cash held in a money market account			218	218
Forward Purchase Agreement Derivative Asset
Public Warrants			575
Private Placement Warrants			96
Total warrant liabilities, at fair value			671
Contingently convertible notes payable, including accrued interest	[1]
SAFEs
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value		151	575
Fair Value, Inputs, Level 1 [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value		218	218
Fair Value, Inputs, Level 1 [Member] | Forward Purchase Agreement Derivative Asset [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value
Total liabilities, at fair value		25	96
Restricted cash held in a money market account
Forward Purchase Agreement Derivative Asset
Public Warrants
Private Placement Warrants
Total warrant liabilities, at fair value
Contingently convertible notes payable, including accrued interest	[1]
SAFEs
Fair Value, Inputs, Level 2 [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value		25
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value			96
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value
Fair Value, Inputs, Level 2 [Member] | Forward Purchase Agreement Derivative Asset [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value		11	230
Total liabilities, at fair value				30,342
Restricted cash held in a money market account
Forward Purchase Agreement Derivative Asset			230
Public Warrants
Private Placement Warrants
Total warrant liabilities, at fair value
Contingently convertible notes payable, including accrued interest	[1]			1,152
SAFEs				$ 29,190
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 3 [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value
Fair Value, Inputs, Level 3 [Member] | Forward Purchase Agreement Derivative Asset [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value		$ 11	$ 230

[1]	Elected the fair value option of accounting as discussed in Note 2.